Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	500,000
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	5.000
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	246,285
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	1.250
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	4,104,757
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	1.250
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	255,721
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	0.437
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	$ 5,905,408
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	0.50